Schedule of investments
Nomura VIP Pathfinder Moderate Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 90.87%<<
Alternative / Specialty Fund — 3.94%
Nomura VIP Science and Technology Series – Standard Class	392,551	$ 12,926,704
		12,926,704
Fixed Income Funds — 30.77%
Nomura VIP Corporate Bond Series – Service Class	14,961,106	69,868,366
Nomura VIP High Income Series – Standard Class	886,528	2,570,931
Nomura VIP Limited-Term Bond Series – Service Class	6,024,271	28,434,558
		100,873,855
Global / International Equity Fund — 17.25%
Nomura VIP International Core Equity Series – Standard Class	3,130,538	56,537,519
		56,537,519
US Equity Funds — 38.91%
Nomura VIP Core Equity Series – Service Class	4,893,936	64,991,468
Nomura VIP Growth and Income Series – Standard Class	961,649	38,610,203
Nomura VIP Smid Cap Core Series – Service Class	1,081,519	14,784,376
Nomura VIP Value Series – Service Class	2,005,191	9,143,671
		127,529,718
Total Affiliated Mutual Funds (cost $317,761,424)		297,867,796

Affiliated Exchange-Traded Funds — 8.91%<<
Nomura Focused International Core ETF	236,030	5,710,675
Nomura Focused Large Growth ETF	724,459	18,558,611
Nomura Transformational Technologies ETF	217,757	4,945,632
Total Affiliated Exchange-Traded Funds (cost $32,780,767)		29,214,918

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	199,514	199,514
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	199,514	199,514
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	199,515	199,515
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	199,515	199,515
Total Short-Term Investments (cost $798,058)		798,058

Total Value of Securities—100.03% (cost $351,340,249)		327,880,772
Liabilities Net of Receivables and Other Assets—(0.03%)		(82,017)
Net Assets Applicable to 73,820,919 Shares Outstanding — 100.00%		$327,798,755
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV047 [0326] 0526 (5459540)    1